Note 22 - Convertible Preference Share Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of detailed information about convertible preference share liabilities [text block]
	2024
	No. of units	Amount
At January 1	18,000	$7,767,238
Issued	10,000	5,544,628
Exercised	(28,000)	(39,465,089)
Change in fair value	-	26,153,223
At December 31	-	$-